Leasing Arrangements - Schedule Of Finance Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Depreciation and Amortization	$ 1,232	$ 1,332	$ 2,515	$ 2,660	$ 5,271	$ 4,499	$ 2,162
Interest Expense	1,068	1,178	2,170	2,368	4,675	4,621	3,780
Total	$ 2,300	$ 2,510	$ 4,685	$ 5,028	$ 9,946	$ 9,120	$ 5,942